LIMITED PARTNERS' INTEREST IN SINGLE-FAMILY RENTAL BUSINESS	12 Months Ended
Dec. 31, 2023
Limited Partners' Interest In Investments [Abstract]
LIMITED PARTNERS' INTEREST IN SINGLE-FAMILY RENTAL BUSINESS	LIMITED PARTNERS' INTERESTS IN SINGLE-FAMILY RENTAL BUSINESS
Third-party ownership interests in single-family joint ventures are in the form of limited partnership interests which are classified as liabilities under the provisions of IAS 32. Limited partners' interests in single-family rental business represent a 68% interest in the net assets of the underlying joint ventures.

The following table presents the changes in the limited partners' interests in single-family rental business balance for the years ended December 31, 2023 and December 31, 2022.

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022

Balance, beginning of year	$1,696,872	$947,452
Contributions	494,995	489,387
Distributions	(37,070)	(37,348)
Net change in fair value of limited partners’ interests in single-family rental business	145,497	297,381
Balance, end of year	$2,300,294	$1,696,872

The net change in fair value of limited partners' interests in single-family rental business of $145,497 for the year ended December 31, 2023 (2022 - $297,381) represents only unrealized fair value changes driven by increases in the net assets of SFR JV-1, SFR JV-HD and SFR JV-2 and is linked to fair value changes of the rental properties. If the fair value of rental properties increased or decreased by 2.0%, the impact on the limited partners' interests in single-family rental business at December 31, 2023 would be $100,983 and ($100,983), respectively (December 31, 2022 - $92,956 and ($92,956)).